Finance income and finance costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs
8 Finance income and finance costs

	Note	2021 US$m	2020 US$m	2019 US$m
Finance income from equity accounted units		2	4	4
Other finance income (including bank deposits, net investment in leases, and other financial assets)		62	137	296
Total finance income		64	141	300

Interest on:
– Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives		(489)	(561)	(816)
– Lease liabilities		(47)	(50)	(55)
Fair value movements:
– Bonds designated as hedged items in fair value hedges		246	(284)	(185)
– Derivatives designated as hedging instruments in fair value hedges		(242)	287	181
Loss on early redemption of bonds(a)		(69)	—	—
Amounts capitalised	14	358	340	321
Total finance costs		(243)	(268)	(554)
(a)In 2021 we completed a bond buy-back programme of US$1.2 billion (nominal value). The loss on the early redemption of the bond includes a premium charge of US$115 million; unamortised debt issuance costs and fees of US$5 million offset by a fair value credit of US$51 million. We did not undertake a bond buy-back programme in 2020 or 2019.